UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Independence Fund

Annual Report

November 30, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Independence Fund	27.00%	13.48%	12.85%
Class K	27.08%	13.57%	12.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Independence Fund, a class of the fund, on November 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$33,502	Fidelity® Independence Fund
$37,703	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.46% for the year ending November 30, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning March 24. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. The rally lasted until September 2, when the S&P 500 began a two-month retreat. The loss of momentum reflected Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery was stalling and a new wave of COVID-19 cases. November was a much different story, as investors reacted favorably to election results and encouraging updates on the efficacy of two COVID-19 vaccine candidates. The index rose 11%, one of its biggest monthly gains ever. By sector for the full year, information technology (+42%) and consumer discretionary (+34%) led, driven by a handful of large growth stocks. In contrast, energy shares (-33%) struggled along with global oil demand and pricing.

Comments from Portfolio Manager Sammy Simnegar:  For the fiscal year ending November 30, 2020, the fund's share classes gained about 27%, outperforming the 17.46% result of the benchmark S&P 500® Index. The primary contributor to performance versus the benchmark was an overweighting in the market-leading information technology sector, especially within the software & services industry. The portfolio’s positioning among financial stocks also helped considerably. Security selection in health care and an underweighting in energy further lifted performance. Not owning Exxon Mobil, a benchmark component that returned roughly -40%, was the biggest individual relative contributor. Similarly, within financials, avoiding Wells Fargo, a benchmark component that returned -48%, proved beneficial as well. Another notable relative contributor was an outsized stake in PayPal (+100%). Conversely, the largest detractor from performance versus the benchmark was positioning in the industrials sector. An overweighting in real estate also hampered the fund's relative result. Also weighing on performance was an underweighting in the consumer staples sector, especially within the household & personal products industry. The biggest individual relative detractor was an overweight stake in Vertex Pharmaceuticals (-21%), a position not held at the end of this period. A second notable relative detractor was our overweighting in TransDigm Group (-57%), a position that was sold the past 12 months. Also holding back performance was our decision to avoid Lowe's (+35%) earlier in the period. Notable changes in positioning include decreased exposure to the real estate sector and a higher allocation to communication services.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to shareholders:  On January 1, 2020, Jeff Feingold retired from Fidelity, leaving Sammy Simnegar as sole portfolio manager. On January 1, 2021, the fund closed to new accounts.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2020

% of fund's net assets
Apple, Inc.	7.2
Microsoft Corp.	6.3
Amazon.com, Inc.	5.4
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class C	2.2
Alphabet, Inc. Class A	2.2
Visa, Inc. Class A	2.0
Procter & Gamble Co.	2.0
UnitedHealth Group, Inc.	1.9
NVIDIA Corp.	1.9
34.2

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Information Technology	35.5
Communication Services	13.3
Consumer Discretionary	10.9
Health Care	10.1
Industrials	8.0

Asset Allocation (% of fund's net assets)

As of November 30, 2020*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 4.5%

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.3%
Entertainment - 1.5%
Netflix, Inc. (a)	135,000	$66,245
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	53,400	93,685
Class C (a)	53,700	94,552
Facebook, Inc. Class A (a)	477,440	132,237
Match Group, Inc. (a)	275,200	38,311
		358,785
Media - 3.4%
Cable One, Inc.	17,200	34,068
Charter Communications, Inc. Class A (a)	73,800	48,117
Comcast Corp. Class A	1,240,400	62,318
		144,503

TOTAL COMMUNICATION SERVICES		569,533

CONSUMER DISCRETIONARY - 10.9%
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	73,280	232,154
Multiline Retail - 1.0%
Dollar General Corp.	196,175	42,880
Specialty Retail - 3.0%
Lowe's Companies, Inc.	334,500	52,122
The Home Depot, Inc.	279,500	77,536
		129,658
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	457,900	61,679

TOTAL CONSUMER DISCRETIONARY		466,371

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	153,300	60,058
Walmart, Inc.	424,500	64,859
		124,917
Household Products - 2.0%
Procter & Gamble Co.	608,800	84,544
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	174,200	42,735

TOTAL CONSUMER STAPLES		252,196

FINANCIALS - 5.9%
Capital Markets - 4.1%
Intercontinental Exchange, Inc.	409,600	43,217
Moody's Corp.	147,900	41,758
MSCI, Inc.	103,500	42,375
S&P Global, Inc.	134,300	47,244
		174,594
Insurance - 1.8%
Arthur J. Gallagher & Co.	328,600	37,924
Marsh & McLennan Companies, Inc.	364,000	41,729
		79,653

TOTAL FINANCIALS		254,247

HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 3.3%
Danaher Corp.	244,000	54,810
Intuitive Surgical, Inc. (a)	63,600	46,177
Stryker Corp.	172,300	40,215
		141,202
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	241,600	81,260
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	112,900	31,259
Life Sciences Tools & Services - 2.1%
Mettler-Toledo International, Inc. (a)	25,944	29,837
Thermo Fisher Scientific, Inc.	129,000	59,982
		89,819
Pharmaceuticals - 2.1%
Eli Lilly & Co.	278,000	40,491
Horizon Therapeutics PLC (a)	89,977	6,337
Zoetis, Inc. Class A	281,500	45,147
		91,975

TOTAL HEALTH CARE		435,515

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.2%
HEICO Corp. Class A	67,407	7,465
Commercial Services & Supplies - 0.8%
Waste Connection, Inc. (United States)	311,300	32,369
Electrical Equipment - 0.9%
AMETEK, Inc.	341,471	40,475
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	95,600	40,821
Professional Services - 3.9%
CoStar Group, Inc. (a)	35,900	32,689
Equifax, Inc.	141,547	23,624
IHS Markit Ltd.	411,675	40,945
TransUnion Holding Co., Inc.	354,955	32,333
Verisk Analytics, Inc.	183,415	36,373
		165,964
Road & Rail - 1.3%
Union Pacific Corp.	277,200	56,571

TOTAL INDUSTRIALS		343,665

INFORMATION TECHNOLOGY - 35.5%
IT Services - 8.8%
Accenture PLC Class A	232,200	57,839
Black Knight, Inc. (a)	380,000	34,816
Global Payments, Inc.	227,900	44,484
MasterCard, Inc. Class A	232,500	78,239
PayPal Holdings, Inc. (a)	352,600	75,499
Visa, Inc. Class A	415,700	87,442
		378,319
Semiconductors & Semiconductor Equipment - 4.0%
KLA-Tencor Corp.	174,500	43,969
Lam Research Corp.	103,600	46,896
NVIDIA Corp.	150,100	80,463
		171,328
Software - 15.5%
Adobe, Inc. (a)	140,900	67,416
ANSYS, Inc. (a)	107,900	36,477
Autodesk, Inc. (a)	163,900	45,930
Cadence Design Systems, Inc. (a)	348,900	40,577
Intuit, Inc.	135,500	47,699
Microsoft Corp.	1,270,100	271,890
Salesforce.com, Inc. (a)	256,900	63,146
ServiceNow, Inc. (a)	96,700	51,691
Synopsys, Inc. (a)	173,000	39,358
		664,184
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	2,610,400	310,762

TOTAL INFORMATION TECHNOLOGY		1,524,593

MATERIALS - 2.3%
Chemicals - 2.3%
Linde PLC	212,500	54,489
Sherwin-Williams Co.	61,800	46,204
		100,693
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	209,800	48,506
Crown Castle International Corp.	253,900	42,546
Equinix, Inc.	60,200	42,007
Prologis (REIT), Inc.	442,570	44,279
SBA Communications Corp. Class A	134,700	38,683
		216,021
UTILITIES - 2.2%
Electric Utilities - 1.3%
NextEra Energy, Inc.	768,900	56,583
Water Utilities - 0.9%
American Water Works Co., Inc.	251,347	38,552

TOTAL UTILITIES		95,135

TOTAL COMMON STOCKS
(Cost $2,345,367)		4,257,969

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C (a)(b)(c)
(Cost $1,400)	119,195	1,408

Money Market Funds - 0.0%
Fidelity Cash Central Fund 0.09% (d)
(Cost $32)	32,450	32
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $2,346,799)		4,259,409
NET OTHER ASSETS (LIABILITIES) - 0.9%		37,082
NET ASSETS - 100%		$4,296,491

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,408,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$192
Fidelity Securities Lending Cash Central Fund	153
Total	$345

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$569,533	$569,533	$--	$--
Consumer Discretionary	466,371	466,371	--	--
Consumer Staples	252,196	252,196	--	--
Financials	254,247	254,247	--	--
Health Care	435,515	435,515	--	--
Industrials	343,665	343,665	--	--
Information Technology	1,526,001	1,524,593	--	1,408
Materials	100,693	100,693	--	--
Real Estate	216,021	216,021	--	--
Utilities	95,135	95,135	--	--
Money Market Funds	32	32	--	--
Total Investments in Securities:	$4,259,409	$4,258,001	$--	$1,408

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,346,767)	$4,259,377
Fidelity Central Funds (cost $32)	32
Total Investment in Securities (cost $2,346,799)		$4,259,409
Receivable for investments sold		50,522
Receivable for fund shares sold		661
Dividends receivable		2,638
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		6
Other receivables		48
Total assets		4,313,288
Liabilities
Payable for investments purchased	$12,001
Payable for fund shares redeemed	1,806
Accrued management fee	2,426
Other affiliated payables	470
Other payables and accrued expenses	94
Total liabilities		16,797
Net Assets		$4,296,491
Net Assets consist of:
Paid in capital		$2,333,676
Total accumulated earnings (loss)		1,962,815
Net Assets		$4,296,491
Net Asset Value and Maximum Offering Price
Independence:
Net Asset Value, offering price and redemption price per share ($4,044,513 ÷ 89,000 shares)		$45.44
Class K:
Net Asset Value, offering price and redemption price per share ($251,978 ÷ 5,541 shares)		$45.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2020
Investment Income
Dividends		$34,587
Income from Fidelity Central Funds (including $153 from security lending)		345
Total income		34,932
Expenses
Management fee
Basic fee	$20,767
Performance adjustment	6,504
Transfer agent fees	4,290
Accounting fees	1,029
Custodian fees and expenses	56
Independent trustees' fees and expenses	21
Registration fees	71
Audit	71
Legal	8
Interest	5
Miscellaneous	44
Total expenses before reductions	32,866
Expense reductions	(57)
Total expenses after reductions		32,809
Net investment income (loss)		2,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,963
Fidelity Central Funds	(1)
Total net realized gain (loss)		59,962
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	872,003
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		872,005
Net gain (loss)		931,967
Net increase (decrease) in net assets resulting from operations		$934,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,123	$19,884
Net realized gain (loss)	59,962	401,016
Change in net unrealized appreciation (depreciation)	872,005	153,910
Net increase (decrease) in net assets resulting from operations	934,090	574,810
Distributions to shareholders	(398,958)	(367,006)
Share transactions - net increase (decrease)	(127,642)	39,703
Total increase (decrease) in net assets	407,490	247,507
Net Assets
Beginning of period	3,889,001	3,641,494
End of period	$4,296,491	$3,889,001

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Independence Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$39.79	$38.38	$41.90	$35.38	$39.08
Income from Investment Operations
Net investment income (loss)A	.02	.20	.29	.40B	.20
Net realized and unrealized gain (loss)	9.75	5.11	1.25	8.21	(1.44)
Total from investment operations	9.77	5.31	1.54	8.61	(1.24)
Distributions from net investment income	(.21)	(.22)	(.41)	(.18)	(.03)
Distributions from net realized gain	(3.91)	(3.68)	(4.65)	(1.91)	(2.43)
Total distributions	(4.12)	(3.90)	(5.06)	(2.09)	(2.46)
Net asset value, end of period	$45.44	$39.79	$38.38	$41.90	$35.38
Total ReturnC	27.00%	17.01%	3.99%	25.72%	(3.15)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%	.67%	.50%	.48%	.54%
Expenses net of fee waivers, if any	.85%	.67%	.50%	.48%	.54%
Expenses net of all reductions	.84%	.67%	.49%	.48%	.54%
Net investment income (loss)	.05%	.54%	.73%	1.06%B	.59%
Supplemental Data
Net assets, end of period (in millions)	$4,045	$3,534	$3,342	$3,564	$3,262
Portfolio turnover rateF	61%	100%	46%	62%	76%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Independence Fund Class K

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$39.83	$38.42	$41.94	$35.41	$39.12
Income from Investment Operations
Net investment income (loss)A	.05	.22	.32	.43B	.23
Net realized and unrealized gain (loss)	9.75	5.13	1.25	8.22	(1.45)
Total from investment operations	9.80	5.35	1.57	8.65	(1.22)
Distributions from net investment income	(.24)	(.25)	(.44)	(.22)	(.06)
Distributions from net realized gain	(3.91)	(3.68)	(4.65)	(1.91)	(2.43)
Total distributions	(4.15)	(3.94)C	(5.09)	(2.12)C	(2.49)
Net asset value, end of period	$45.48	$39.83	$38.42	$41.94	$35.41
Total ReturnD	27.08%	17.12%	4.08%	25.84%	(3.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.60%	.42%	.40%	.45%
Expenses net of fee waivers, if any	.77%	.60%	.42%	.40%	.45%
Expenses net of all reductions	.77%	.59%	.41%	.39%	.45%
Net investment income (loss)	.12%	.62%	.81%	1.15%B	.68%
Supplemental Data
Net assets, end of period (in millions)	$252	$355	$299	$354	$348
Portfolio turnover rateG	61%	100%	46%	62%	76%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Effective January 1, 2021, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Independence Fund	$30

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,920,328
Gross unrealized depreciation	(10,852)
Net unrealized appreciation (depreciation)	$1,909,476
Tax Cost	$2,349,933

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$55,784
Net unrealized appreciation (depreciation) on securities and other investments	$1,909,477

The Fund intends to elect to defer to its next fiscal year $2,417 of ordinary losses recognized during the period January 1, 2020 to November 30, 2020.

The tax character of distributions paid was as follows:

	November 30, 2020	November 30, 2019
Ordinary Income	$20,327	$ 21,953
Long-term Capital Gains	378,631	345,053
Total	$398,958	$ 367,006

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Independence Fund	2,372,869	2,917,019

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Independence	$4,175.11
Class K	115.04
	$4,290

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Independence Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Independence Fund	$36

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Independence Fund	Borrower	$23,298	1.23%	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Independence Fund	$9

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Independence Fund	$14	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by amount less than five hundred dollars. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Independence	$3

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2020	Year ended November 30, 2019
Distributions to shareholders
Independence	$362,437	$336,666
Class K	36,521	30,340
Total	$398,958	$367,006

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2020	Year ended November 30, 2019	Year ended November 30, 2020	Year ended November 30, 2019
Independence
Shares sold	1,734	1,023	$65,939	$36,920
Reinvestment of distributions	9,634	10,842	353,953	328,824
Shares redeemed	(11,181)	(10,131)	(426,843)	(367,515)
Net increase (decrease)	187	1,734	$(6,951)	$(1,771)
Class K
Shares sold	807	3,271	$31,311	$122,930
Reinvestment of distributions	994	1,000	36,521	30,340
Shares redeemed	(5,173)	(3,148)	(188,523)	(111,796)
Net increase (decrease)	(3,372)	1,123	$(120,691)	$41,474

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

13. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Magellan Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Magellan Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the second quarter of 2021 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about May 14, 2021. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Independence Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Independence Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Bettina Doulton, each of the Trustees oversees 305 funds. Ms. Doulton oversees 204 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Independence Fund
Independence	.85%
Actual		$1,000.00	$1,189.50	$4.65
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class K	.78%
Actual		$1,000.00	$1,190.00	$4.27
Hypothetical-C		$1,000.00	$1,021.10	$3.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Independence Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Independence Fund
Independence	12/30/2020	12/29/2020	$0.596
Class K	12/30/2020	12/29/2020	$0.596

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2020, $60,818,823, or, if subsequently determined to be different, the net capital gain of such year.

Independence designates 95% and Class K designates 82% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Independence designates 97% and Class K designates 84% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Independence and Class K designates 4% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	5,461,721,297.052	92.309
Withheld	455,079,082.626	7.691
TOTAL	5,916,800,379.678	100.000
Donald F. Donahue
Affirmative	5,462,265,876.052	92.318
Withheld	454,534,503.626	7.682
TOTAL	5,916,800,379.678	100.000
Bettina Doulton
Affirmative	5,467,748,446.673	92.411
Withheld	449,051,933.005	7.589
TOTAL	5,916,800,379.678	100.000
Vicki L. Fuller
Affirmative	5,499,183,624.435	92.942
Withheld	417,616,755.243	7.058
TOTAL	5,916,800,379.678	100.00
Patricia L. Kampling
Affirmative	5,454,818,211.998	92.192
Withheld	461,982,167.680	7.808
TOTAL	5,916,800,379.678	100.000
Alan J. Lacy
Affirmative	5,424,711,025.435	91.683
Withheld	492,089,354.243	8.317
TOTAL	5,916,800,379.678	100.000
Ned C. Lautenbach
Affirmative	5,421,052,451.283	91.621
Withheld	495,747,928.395	8.379
TOTAL	5,916,800,379.678	100.000
Robert A. Lawrence
Affirmative	5,431,197,461.723	91.793
Withheld	485,602,917.955	8.207
TOTAL	5,916,800,379.678	100.000
Joseph Mauriello
Affirmative	5,416,731,329.280	91.548
Withheld	500,069,050.398	8.452
TOTAL	5,916,800,379.678	100.000
Cornelia M. Small
Affirmative	5,429,962,996.961	91.772
Withheld	486,837,382.717	8.228
TOTAL	5,916,800,379.678	100.000
Garnett A. Smith
Affirmative	5,416,275,471.636	91.541
Withheld	500,524,908.042	8.459
TOTAL	5,916,800,379.678	100.000
David M. Thomas
Affirmative	5,439,984,159.284	91.941
Withheld	476,816,220.393	8.059
TOTAL	5,916,800,379.678	100.000
Susan Tomasky
Affirmative	5,451,110,692.583	92.129
Withheld	465,689,687.095	7.871
TOTAL	5,916,800,379.678	100.000
Michael E. Wiley
Affirmative	5,426,567,139.987	91.715
Withheld	490,233,239.691	8.285
TOTAL	5,916,800,379.678	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	1,939,389,723.770	70.071
Against	432,835,291.558	15.638
Abstain	343,422,190.904	12.408
Broker Non-Vote	52,108,467.390	1.883
TOTAL	2,767,755,673.622	100.000

PROPOSAL 5

A shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	961,709,188.797	34.747
Against	1,540,793,012.515	55.669
Abstain	212,561,772.107	7.680
Broker Non-Vote	52,691,700.203	1.904
TOTAL	2,767,755,673.622	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

FRE-ANN-0121
1.539094.123

Fidelity® Convertible Securities Fund

Annual Report

November 30, 2020

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	28.58%	12.01%	9.72%
Class M (incl. 3.50% sales charge)	31.33%	12.22%	9.65%
Class C (incl. contingent deferred sales charge)	34.42%	12.50%	9.53%
Fidelity® Convertible Securities Fund	36.88%	13.69%	10.68%
Class I	36.84%	13.66%	10.66%
Class Z	37.01%	13.71%	10.68%

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund, a class of the fund, on November 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofA® All US Convertibles Index performed over the same period.

Period Ending Values
$27,597	Fidelity® Convertible Securities Fund
$31,701	ICE® BofA® All US Convertibles Index

Management's Discussion of Fund Performance

Market Recap:  The ICE BofA® All US Convertibles Index gained 39.99% for the 12 months ending November 30, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning in mid-March. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. Converts rose roughly 13% in November, as investors reacted favorably to election results and encouraging updates on the efficacy of two COVID-19 vaccine candidates. In general, the index was driven by its heavy exposure to businesses with products and services that saw higher demand amid the pandemic, including software, e-commerce and health care companies. This bias aided issuers in the consumer discretionary (+186%) sector, especially the automobiles & components industry, led by Tesla. Information technology (+42%) also stood out. In contrast, energy returned -29%, struggling along with global oil demand and pricing. By comparison, converts soundly topped large-cap stocks (+17%), taxable investment-grade bonds (+7%) and high-yield debt (+6%).

Comments from Portfolio Manager Adam Kramer:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained about 35% to 37%, trailing the benchmark, the ICE BofA® All US Convertibles Index. By asset class, the fund’s underweighting in convertible bonds – representing 68% of assets at period end – and a non-benchmark stake in equities (roughly 12% of assets) detracted versus the benchmark, as converts handily outperformed equities. Other notable relative detractors included an overweighting and security selection in the energy sector and an underweighting in convertible bonds issued by electric-car maker Tesla, as this large benchmark component posted a steep gain. Non-benchmark exposure to oil tanker companies Scorpio Tankers (-53%), DHT Holdings (-17%) and Euronav (-11%) hurt because demand for storage was much weaker than expected. Scorpio was not in the portfolio at period end. Conversely, the fund’s investments in convertible bonds and convertible preferred stock outperformed the benchmark, helping our relative result. By sector, the biggest boost versus the benchmark came from a sizable underweighting in the lagging financials sector. Top individual contributors were timely trading in convertible bonds issued by cruise line operator Carnival (+111), a non-benchmark stake in stock issued by software company Kambi (+259%) and an overweighting in convertible bonds issued by telemedicine provider Teladoc Health (124%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2020

(excluding cash equivalents)	% of fund's net assets
Tesla, Inc. 2% 5/15/24	6.4
DHT Holdings, Inc.	2.4
T-Mobile U.S., Inc.	2.3
Broadcom, Inc. Series A 8.00%	2.3
Microchip Technology, Inc. 1.625% 2/15/25	1.7
NextEra Energy, Inc. 4.872%	1.6
DISH Network Corp. 3.375% 8/15/26	1.5
Tesla, Inc. 2.375% 3/15/22	1.1
Danaher Corp. 4.75%	1.1
PG&E Corp.	1.0
21.4

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Information Technology	31.8
Consumer Discretionary	18.4
Health Care	13.6
Communication Services	12.2
Utilities	7.0

Asset Allocation (% of fund's net assets)

As of November 30, 2020 *
Convertible Securities	87.4%
Stocks	12.2%
Nonconvertible Bonds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments – 9.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Corporate Bonds - 68.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 68.1%
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. 0.25% 3/1/26 (a)	$2,400	$4,235
Liberty Latin America Ltd. 2% 7/15/24	250	229
Liberty Media Corp. 2.25% 9/30/46	370	173
Vonage Holdings Corp. 1.75% 6/1/24	280	298
		4,935
Entertainment - 1.3%
Liberty Media Corp.:
0.5% 12/1/50 (a)	2,800	2,831
1% 1/30/23	2,836	3,644
1.375% 10/15/23	4,463	5,512
2.25% 12/1/48 (a)	1,366	1,574
Live Nation Entertainment, Inc.:
2% 2/15/25 (a)	225	220
2.5% 3/15/23	781	927
Pandora Media, Inc. 1.75% 12/1/23	843	994
World Wrestling Entertainment, Inc. 3.375% 12/15/23	104	193
Zynga, Inc. 0.25% 6/1/24	8,856	10,652
		26,547
Interactive Media & Services - 3.7%
Eventbrite, Inc. 5% 12/1/25 (a)	160	244
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (a)	4,445	7,578
IAC FinanceCo 3, Inc. 2% 1/15/30 (a)	4,195	7,596
IAC FinanceCo, Inc. 0.875% 10/1/22(a)	3,586	11,364
Snap, Inc.:
0.25% 5/1/25 (a)	4,500	9,549
0.75% 8/1/26	3,302	6,794
Twitter, Inc. 0.25% 6/15/24	4,130	4,653
Zillow Group, Inc.:
0.75% 9/1/24	2,840	7,127
1.375% 9/1/26	1,533	3,881
1.5% 7/1/23	1,350	1,998
2% 12/1/21	1,750	3,603
2.75% 5/15/25	4,826	8,699
		73,086
Media - 3.0%
Cardlytics, Inc. 1% 9/15/25 (a)	160	251
DISH Network Corp.:
2.375% 3/15/24	8,874	8,408
3.375% 8/15/26	29,395	29,304
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,328
GCI Liberty, Inc. 1.75% 9/30/46 (a)	4,323	7,830
Liberty Broadband Corp.:
1.25% 9/30/50 (a)	210	213
2.75% 9/30/50 (a)	4,410	4,716
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,348	4,521
Liberty Media Corp. 2.125% 3/31/48 (a)	2,330	2,426
		58,997
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23	2,350	2,097
TOTAL COMMUNICATION SERVICES		165,662
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.2%
Patrick Industries, Inc. 1% 2/1/23	3,180	3,258
Veoneer, Inc. 4% 6/1/24	201	231
		3,489
Automobiles - 8.0%
Tesla, Inc.:
1.25% 3/1/21	1,187	9,349
2% 5/15/24	13,670	125,066
2.375% 3/15/22	2,571	22,254
		156,669
Diversified Consumer Services - 0.4%
Chegg, Inc.:
0% 9/1/26 (a)	140	145
0.125% 3/15/25	4,709	7,601
0.25% 5/15/23	72	209
K12, Inc. 1.125% 9/1/27 (a)	160	132
		8,087
Hotels, Restaurants & Leisure - 2.1%
Bloomin' Brands, Inc. 5% 5/1/25 (a)	93	156
Carnival Corp. 5.75% 4/1/23 (a)	5,367	11,934
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,950	2,140
NCL Corp. Ltd.:
5.375% 8/1/25 (a)	150	231
6% 5/15/24 (a)	119	229
Penn National Gaming, Inc. 2.75% 5/15/26	5,258	16,341
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23 (a)	2,410	2,970
4.25% 6/15/23 (a)	5,400	7,420
		41,421
Internet & Direct Marketing Retail - 2.9%
Etsy, Inc.:
0.125% 10/1/26	6,847	13,320
0.125% 9/1/27 (a)	4,220	4,952
Farfetch Ltd. 3.75% 5/1/27 (a)	1,524	5,370
Fiverr International Ltd. 0% 11/1/25 (a)	2,250	2,723
MercadoLibre, Inc. 2% 8/15/28	2,638	9,310
Quotient Technology, Inc. 1.75% 12/1/22	210	201
The Booking Holdings, Inc.:
0.75% 5/1/25 (a)	13,436	18,730
0.9% 9/15/21	162	180
The RealReal, Inc. 3% 6/15/25 (a)	1,952	2,146
Wayfair LLC:
0.375% 9/1/22	110	266
1.125% 11/1/24	120	269
		57,467
Leisure Products - 0.5%
Callaway Golf Co. 2.75% 5/1/26 (a)	7,440	10,722
Specialty Retail - 1.2%
American Eagle Outfitters, Inc. 3.75% 4/15/25 (a)	1,081	2,376
Burlington Stores, Inc. 2.25% 4/15/25 (a)	5,890	7,280
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)	5,196	9,360
National Vision Holdings, Inc. 2.5% 5/15/25 (a)	2,920	4,519
		23,535
Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. 1.5% 6/1/24 (a)	700	1,137
TOTAL CONSUMER DISCRETIONARY		302,527
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Chefs' Warehouse Holdings 1.875% 12/1/24 (a)	3,054	2,857
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (a)(b)(c)	20,000	451
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp. 4.25% 9/1/26 (a)	3,010	3,381
CNX Resources Corp. 2.25% 5/1/26 (a)	2,459	2,600
EQT Corp. 1.75% 5/1/26 (a)	1,716	2,204
Pioneer Natural Resources Co. 0.25% 5/15/25 (a)	9,981	12,054
Teekay Corp. 5% 1/15/23	180	150
		20,389
TOTAL ENERGY		20,840
FINANCIALS - 1.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38	200	181
Consumer Finance - 0.3%
LendingTree, Inc.:
0.5% 7/15/25 (a)	160	148
0.625% 6/1/22	159	215
PRA Group, Inc. 3.5% 6/1/23	4,206	4,656
		5,019
Diversified Financial Services - 0.3%
AXA SA 7.25% 5/15/21 (a)	5,343	6,061
Mortgage Real Estate Investment Trusts - 0.6%
Arbor Realty Trust, Inc. 4.75% 11/1/22	180	175
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	1,376	1,365
4.75% 3/15/23	808	795
Exantas Capital Corp. 4.5% 8/15/22	202	183
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23	180	220
4.125% 9/1/22	4,028	8,152
Starwood Property Trust, Inc. 4.375% 4/1/23	1,000	990
		11,880
TOTAL FINANCIALS		23,141
HEALTH CARE - 9.7%
Biotechnology - 3.6%
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26	1,900	2,722
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	164	171
1.25% 5/15/27 (a)	185	183
Bridgebio Pharma, Inc. 2.5% 3/15/27 (a)	1,400	1,946
Clovis Oncology, Inc.:
2.5% 9/15/21	204	188
4.5% 8/1/24	750	652
Coherus BioSciences, Inc. 1.5% 4/15/26 (a)	1,250	1,477
Esperion Therapeutics, Inc. 4% 11/15/25 (a)	4,530	4,409
Exact Sciences Corp.:
0.375% 3/15/27	5,153	6,722
0.375% 3/1/28	6,010	7,362
1% 1/15/25	4,300	7,559
Flexion Therapeutics, Inc. 3.375% 5/1/24	237	200
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (a)	480	830
Inovio Pharmaceuticals, Inc. 6.5% 3/1/24	299	677
Intercept Pharmaceuticals, Inc.:
2% 5/15/26	102	65
3.25% 7/1/23	5,336	4,090
Invitae Corp. 2% 9/1/24	505	923
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24	800	876
1.5% 6/15/26	800	901
2.25% 6/15/22	750	810
Isis Pharmaceuticals, Inc. 1% 11/15/21	3,397	3,565
Natera, Inc. 2.25% 5/1/27 (a)	1,675	4,050
Neurocrine Biosciences, Inc. 2.25% 5/15/24	2,754	3,792
Novavax, Inc. 3.75% 2/1/23	7,142	10,038
PTC Therapeutics, Inc.:
1.5% 9/15/26 (a)	150	207
3% 8/15/22	100	129
Sarepta Therapeutics, Inc. 1.5% 11/15/24	2,997	6,200
Travere Therapeutics, Inc. 2.5% 9/15/25	200	188
		70,932
Health Care Equipment & Supplies - 3.5%
Cantel Medical Corp. 3.25% 5/15/25 (a)	125	199
CONMED Corp. 2.625% 2/1/24	1,646	2,151
DexCom, Inc.:
0.25% 11/15/25 (a)	8,612	8,303
0.75% 12/1/23	5,062	10,065
Envista Holdings Corp. 2.375% 6/1/25 (a)	3,650	5,770
Glaukos Corp. 2.75% 6/15/27 (a)	2,050	2,922
Insulet Corp.:
0.375% 9/1/26	4,831	6,485
1.375% 11/15/24	2,298	6,348
Integra LifeSciences Holdings Corp. 0.5% 8/15/25 (a)	2,430	2,447
Livanova U.S.A., Inc. 3% 12/15/25 (a)	4,024	4,621
Mesa Laboratories, Inc. 1.375% 8/15/25	1,970	2,273
Nevro Corp.:
1.75% 6/1/21	730	1,232
2.75% 4/1/25	1,448	2,478
Novocure Ltd. 0% 11/1/25 (a)	1,450	1,557
NuVasive, Inc.:
0.375% 3/15/25 (a)	200	179
1% 6/1/23 (a)	175	170
2.25% 3/15/21	250	250
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (a)	4,078	4,699
Varex Imaging Corp. 4% 6/1/25 (a)	190	201
Wright Medical Group NV 2.25% 11/15/21	2,065	2,999
Wright Medical Group, Inc. 1.625% 6/15/23	3,465	3,668
		69,017
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. 3% 6/15/25 (a)	1,900	2,065
Anthem, Inc. 2.75% 10/15/42	1,099	4,774
Guardant Health, Inc. 0% 11/15/27 (a)	2,470	2,732
PetIQ, Inc. 4% 6/1/26 (a)	150	186
		9,757
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27 (a)	900	1,090
Health Catalyst, Inc. 2.5% 4/15/25 (a)	1,900	2,606
Livongo Health, Inc. 0.875% 6/1/25 (a)	3,140	5,681
Omnicell, Inc. 0.25% 9/15/25 (a)	2,550	3,173
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	204	174
Teladoc Health, Inc.:
1.25% 6/1/27 (a)	5,393	6,363
1.375% 5/15/25	1,146	4,236
		23,323
Life Sciences Tools & Services - 0.6%
Illumina, Inc.:
0% 8/15/23	2,234	2,382
0.5% 6/15/21	1,813	2,370
Nanostring Technologies, Inc. 2.625% 3/1/25 (a)	750	971
NeoGenomics, Inc. 1.25% 5/1/25	1,500	2,201
Repligen Corp. 0.375% 7/15/24	2,430	4,221
		12,145
Pharmaceuticals - 0.3%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24	173	153
Collegium Pharmaceutical, Inc. 2.625% 2/15/26	910	850
Innoviva, Inc.:
2.125% 1/15/23	200	194
2.5% 8/15/25	150	150
Jazz Investments I Ltd.:
1.5% 8/15/24	85	87
1.875% 8/15/21	172	172
2% 6/15/26 (a)	170	202
Omeros Corp. 5.25% 2/15/26	170	149
Pacira Biosciences, Inc.:
0.75% 8/1/25 (a)	1,640	1,829
2.375% 4/1/22	800	922
Revance Therapeutics, Inc. 1.75% 2/15/27 (a)	178	182
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23	180	165
Theravance Biopharma, Inc. 3.25% 11/1/23	170	156
Tricida, Inc. 3.5% 5/15/27 (a)	274	143
Zogenix, Inc. 2.75% 10/1/27 (a)	170	194
		5,548
TOTAL HEALTH CARE		190,722
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.5%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	2,440	3,602
Kaman Corp. 3.25% 5/1/24	175	192
Parsons Corp. 0.25% 8/15/25 (a)	5,899	5,910
		9,704
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc. 1.125% 10/15/24	12,433	14,369
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24	3,230	3,737
		18,106
Airlines - 1.1%
Southwest Airlines Co. 1.25% 5/1/25	12,888	19,010
Spirit Airlines, Inc. 4.75% 5/15/25	1,496	2,995
		22,005
Construction & Engineering - 0.3%
Dycom Industries, Inc. 0.75% 9/15/21	2,458	2,414
Granite Construction, Inc. 2.75% 11/1/24	2,851	2,875
		5,289
Electrical Equipment - 0.5%
Bloom Energy Corp. 2.5% 8/15/25 (a)	160	267
Plug Power, Inc. 3.75% 6/1/25 (a)	1,890	9,901
		10,168
Machinery - 0.3%
Chart Industries, Inc. 1% 11/15/24 (a)	1,700	3,169
Fortive Corp. 0.875% 2/15/22	147	149
Greenbrier Companies, Inc. 2.875% 2/1/24	151	149
Meritor, Inc. 3.25% 10/15/37	634	706
Middleby Corp. 1% 9/1/25 (a)	2,180	2,743
		6,916
Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23	2,580	3,145
Road & Rail - 0.2%
Lyft, Inc. 1.5% 5/15/25 (a)	2,950	3,715
TOTAL INDUSTRIALS		79,048
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.8%
Applied Optoelectronics, Inc. 5% 3/15/24	239	193
CalAmp Corp. 2% 8/1/25	189	156
Inseego Corp. 3.25% 5/1/25	150	144
InterDigital, Inc. 2% 6/1/24	160	167
Liberty Media Corp. 3.5% 1/15/31	4,050	3,703
Lumentum Holdings, Inc.:
0.25% 3/15/24	2,703	4,192
0.5% 12/15/26 (a)	6,205	7,133
Viavi Solutions, Inc.:
1% 3/1/24	120	146
1.75% 6/1/23	150	178
		16,012
Electronic Equipment & Components - 0.3%
II-VI, Inc. 0.25% 9/1/22	1,665	2,536
Insight Enterprises, Inc. 0.75% 2/15/25	1,764	2,129
Knowles Corp. 3.25% 11/1/21	198	218
TTM Technologies, Inc. 1.75% 12/15/20	155	202
		5,085
IT Services - 4.4%
Akamai Technologies, Inc.:
0.125% 5/1/25	7,668	9,413
0.375% 9/1/27	7,039	7,792
Euronet Worldwide, Inc. 0.75% 3/15/49	176	187
i3 Verticals LLC 1% 2/15/25 (a)	175	164
KBR, Inc. 2.5% 11/1/23	1,533	1,951
Limelight Networks, Inc. 3.5% 8/1/25 (a)	135	123
MongoDB, Inc.:
0.25% 1/15/26 (a)	3,736	5,680
0.75% 6/15/24	415	1,739
Okta, Inc.:
0.125% 9/1/25	6,382	9,254
0.375% 6/15/26 (a)	6,480	8,044
Perficient, Inc. 1.25% 8/1/25 (a)	730	809
Sabre GLBL, Inc. 4% 4/15/25 (a)	96	162
Shopify, Inc. 0.125% 11/1/25	2,160	2,465
Square, Inc.:
0% 5/1/26 (a)	170	181
0.125% 3/1/25 (a)	5,298	9,774
0.25% 11/1/27 (a)	170	184
0.375% 3/1/22	418	3,842
0.5% 5/15/23	3,847	10,494
Twilio, Inc. 0.25% 6/1/23	1,596	7,184
Unisys Corp. 5.5% 3/1/21	121	181
Wix.com Ltd.:
0% 7/1/23	2,623	4,931
0% 8/15/25 (a)	2,785	2,782
		87,336
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,217	14,078
Cree, Inc.:
0.875% 9/1/23	3,385	5,386
1.75% 5/1/26 (a)	3,331	6,730
Enphase Energy, Inc. 0.25% 3/1/25 (a)	2,075	3,767
Impinj, Inc. 2% 12/15/26 (a)	220	304
Inphi Corp.:
0.75% 9/1/21	900	2,476
0.75% 4/15/25 (a)	4,440	6,058
Microchip Technology, Inc.:
1.625% 2/15/25	11,418	33,555
1.625% 2/15/27	5,475	10,731
2.25% 2/15/37	4,332	8,542
Micron Technology, Inc. 3.125% 5/1/32	1,508	9,491
Nova Measuring Instruments Ltd. 0% 10/15/25 (a)	1,840	1,980
ON Semiconductor Corp. 1.625% 10/15/23	7,931	12,277
Rambus, Inc. 1.375% 2/1/23	780	837
Silicon Laboratories, Inc. 1.375% 3/1/22	120	158
SMART Global Holdings, Inc. 2.25% 2/15/26 (a)	200	195
SolarEdge Technologies, Inc. 0% 9/15/25 (a)	7,240	9,203
Synaptics, Inc. 0.5% 6/15/22	800	976
Teradyne, Inc. 1.25% 12/15/23	2,195	7,662
Veeco Instruments, Inc. 3.75% 6/1/27 (a)	150	210
		134,616
Software - 14.3%
2U, Inc. 2.25% 5/1/25 (a)	2,500	3,492
8x8, Inc. 0.5% 2/1/24	194	199
Altair Engineering, Inc. 0.25% 6/1/24	3,124	4,062
Alteryx, Inc.:
0.5% 8/1/24	1,762	1,820
1% 8/1/26	2,120	2,188
Atlassian, Inc. 0.625% 5/1/23	4,551	12,580
Avaya Holdings Corp. 2.25% 6/15/23	180	185
Benefitfocus, Inc. 1.25% 12/15/23	214	186
Bill.Com Holdings, Inc. 0% 12/1/25 (a)	200	212
BlackLine, Inc. 0.125% 8/1/24	2,579	4,525
Cerence, Inc. 3% 6/1/25 (a)	1,776	4,503
Cloudflare, Inc. 0.75% 5/15/25 (a)	540	1,137
Coupa Software, Inc.:
0.125% 6/15/25	3,175	6,721
0.375% 6/15/26 (a)	8,526	11,279
CyberArk Software Ltd. 0% 11/15/24	81	83
Datadog, Inc. 0.125% 6/15/25 (a)	3,700	4,838
DocuSign, Inc. 0.5% 9/15/23	2,631	8,399
Everbridge, Inc.:
0.125% 12/15/24 (a)	3,373	4,447
1.5% 11/1/22	631	2,375
FireEye, Inc.:
0.875% 6/1/24	5,547	5,606
1.625% 6/1/35	3,690	3,607
Five9, Inc.:
0.125% 5/1/23	51	191
0.5% 6/1/25 (a)	4,450	5,958
Guidewire Software, Inc. 1.25% 3/15/25	2,797	3,503
HubSpot, Inc.:
0.25% 6/1/22	796	3,302
0.375% 6/1/25 (a)	2,930	4,490
j2 Global, Inc.:
1.75% 11/1/26 (a)	188	185
3.25% 6/15/29	131	177
LivePerson, Inc. 0.75% 3/1/24	6,372	10,670
Medallia, Inc. 0.125% 9/15/25 (a)	160	182
Model N, Inc. 2.625% 6/1/25 (a)	2,875	3,657
New Relic, Inc. 0.5% 5/1/23	70	68
Nuance Communications, Inc.:
1% 12/15/35	6,255	11,429
1.25% 4/1/25	5,024	11,197
Nutanix, Inc. 0% 1/15/23	361	352
Pagerduty, Inc. 1.25% 7/1/25 (a)	3,120	3,503
Palo Alto Networks, Inc.:
0.375% 6/1/25 (a)	9,347	10,922
0.75% 7/1/23	9,492	11,791
Pegasystems, Inc. 0.75% 3/1/25 (a)	4,693	5,529
Pluralsight, Inc. 0.375% 3/1/24	200	180
Proofpoint, Inc. 0.25% 8/15/24	4,592	4,545
Q2 Holdings, Inc.:
0.75% 2/15/23	1,585	3,129
0.75% 6/1/26	6,868	9,723
Rapid7, Inc.:
1.25% 8/1/23	2,145	3,929
2.25% 5/1/25 (a)	2,300	3,249
RealPage, Inc.:
1.5% 11/15/22	1,896	3,205
1.5% 5/15/25	2,220	2,535
RingCentral, Inc.:
0% 3/15/23	544	1,983
0% 3/1/25 (a)	5,867	6,601
0% 3/15/26 (a)	180	185
SailPoint Technologies Holding, Inc. 0.125% 9/15/24	5,152	8,962
ServiceNow, Inc. 0% 6/1/22	2,521	9,952
Slack Technologies, Inc. 0.5% 4/15/25 (a)	5,225	7,775
Splunk, Inc.:
0.5% 9/15/23	5,100	7,523
1.125% 9/15/25	3,992	6,071
1.125% 6/15/27 (a)	2,540	2,860
Varonis Systems, Inc. 1.25% 8/15/25 (a)	1,200	1,764
Verint Systems, Inc. 1.5% 6/1/21	300	311
Workday, Inc. 0.25% 10/1/22	7,655	12,223
Workiva, Inc. 1.125% 8/15/26	943	1,114
Zendesk, Inc.:
0.25% 3/15/23	109	233
0.625% 6/15/25 (a)	6,900	9,626
Zscaler, Inc. 0.125% 7/1/25 (a)	2,600	3,281
		280,509
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23	130	132
Western Digital Corp. 1.5% 2/1/24	217	212
		344
TOTAL INFORMATION TECHNOLOGY		523,902
MATERIALS - 1.0%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25 (a)	2,410	4,595
Metals & Mining - 0.8%
Allegheny Technologies, Inc. 3.5% 6/15/25 (a)	170	204
Cleveland-Cliffs, Inc. 1.5% 1/15/25	174	267
Endeavour Mining Corp. 3% 2/15/23 (a)	3,760	4,465
SSR Mining, Inc. 2.5% 4/1/39	3,335	4,365
United States Steel Corp. 5% 11/1/26	4,282	5,496
		14,797
TOTAL MATERIALS		19,392
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25	230	162
IH Merger Sub LLC 3.5% 1/15/22	1,900	2,482
iStar Financial, Inc. 3.125% 9/15/22	1,700	1,954
National Health Investors, Inc. 3.25% 4/1/21	150	157
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)	250	283
		5,038
Real Estate Management & Development - 0.0%
Redfin Corp.:
0% 10/15/25 (a)	150	149
1.75% 7/15/23	270	453
		602
TOTAL REAL ESTATE		5,640
UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48	2,734	2,952
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4% 7/15/25 (a)	1,160	1,294
TOTAL UTILITIES		4,246

TOTAL CONVERTIBLE BONDS		1,337,977

Nonconvertible Bonds - 0.6%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Northern Oil & Gas, Inc. 8.5% 5/15/23 pay-in-kind	7,433	6,262
INDUSTRIALS - 0.3%
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	8,185	5,361

TOTAL NONCONVERTIBLE BONDS		11,623

TOTAL CORPORATE BONDS
(Cost $910,703)		1,349,600
	Shares	Value (000s)

Common Stocks - 12.2%
COMMUNICATION SERVICES - 1.5%
Entertainment - 0.3%
Activision Blizzard, Inc.	79,200	6,295
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (d)	5,600	9,825
Media - 0.4%
Fox Corp. Class A	236,000	6,806
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. Class B	130,600	6,154

TOTAL COMMUNICATION SERVICES		29,080

CONSUMER DISCRETIONARY - 1.8%
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming Corp.	101,300	3,899
Caesars Entertainment, Inc. (d)	237,294	16,164
Kambi Group PLC (d)	188,141	7,278
		27,341
Leisure Products - 0.4%
Vista Outdoor, Inc. (d)	421,340	8,692

TOTAL CONSUMER DISCRETIONARY		36,033

CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	24,000	4,940
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	8,700	3,408
Walmart, Inc.	62,500	9,549
		12,957

TOTAL CONSUMER STAPLES		17,897

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
DHT Holdings, Inc. (e)	9,326,893	47,660
Enterprise Products Partners LP	849,900	16,488
Euronav NV (f)	1,738,742	13,736
		77,884
FINANCIALS - 0.5%
Capital Markets - 0.5%
Lazard Ltd. Class A	271,200	10,121
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Alder Biopharmaceuticals, Inc. rights (c)(d)	103,495	91
Regeneron Pharmaceuticals, Inc. (d)	7,900	4,077
		4,168
Health Care Equipment & Supplies - 0.1%
DexCom, Inc. (d)	7,568	2,419

TOTAL HEALTH CARE		6,587

INFORMATION TECHNOLOGY - 2.5%
IT Services - 0.2%
Nuvei Corp. (a)	95,600	4,462
Semiconductors & Semiconductor Equipment - 2.0%
Array Technologies, Inc.	13,900	634
Inphi Corp. (d)	1,154	179
Microchip Technology, Inc.	28,235	3,795
Micron Technology, Inc. (d)	144,300	9,248
NVIDIA Corp.	22,600	12,115
NXP Semiconductors NV	84,223	13,343
		39,314
Software - 0.3%
Microsoft Corp.	27,500	5,887

TOTAL INFORMATION TECHNOLOGY		49,663

MATERIALS - 0.2%
Containers & Packaging - 0.2%
WestRock Co.	100,000	4,221
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.	27,591	4,623
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	181,144	3,384
TOTAL COMMON STOCKS
(Cost $211,709)		239,493

Convertible Preferred Stocks - 19.3%
COMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
T-Mobile U.S., Inc. (a)	37,700	45,700
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.6%
Aptiv PLC Series A 5.50%	87,100	12,203
Internet & Direct Marketing Retail - 0.6%
Chewy, Inc. 6.50% (a)	6,100	10,802

TOTAL CONSUMER DISCRETIONARY		23,005

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd. 4.875%	42,600	4,385
Household Products - 0.0%
Energizer Holdings, Inc. 7.50% (d)	3,800	344

TOTAL CONSUMER STAPLES		4,729

FINANCIALS - 0.6%
Banks - 0.0%
Bank of America Corp. Series L, 7.25%	89	132
Wells Fargo & Co. 7.50%	143	201
		333
Capital Markets - 0.6%
KKR & Co. LP Series C 6.00%	203,600	11,243
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%	9,800	242

TOTAL FINANCIALS		11,818

HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 2.9%
Becton, Dickinson & Co. 6.50%	276,400	14,445
Boston Scientific Corp. Series A 5.50%	70,200	7,064
Danaher Corp.:
4.75% (d)	14,300	22,052
Series B 5.00%	10,350	13,496
		57,057
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00% (d)	39,200	2,407
Life Sciences Tools & Services - 0.6%
Avantor, Inc. Series A 6.25%	120,200	10,420
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. 5.00%	4,400	209

TOTAL HEALTH CARE		70,093

INDUSTRIALS - 0.8%
Machinery - 0.8%
Colfax Corp. 5.75%	32,400	4,900
Fortive Corp. Series A, 5.00%	4,490	4,512
Stanley Black & Decker, Inc. Series D 5.25%	66,300	7,408
		16,820
INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment & Components - 0.3%
II-VI, Inc. Series A 6.00%	17,900	5,175
IT Services - 0.0%
Sabre Corp. Series A 6.50%	2,000	293
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom, Inc. Series A 8.00%	33,900	45,183

TOTAL INFORMATION TECHNOLOGY		50,651

MATERIALS - 1.2%
Chemicals - 0.4%
International Flavors & Fragrances, Inc. 6.00%	162,870	6,734
Metals & Mining - 0.8%
ArcelorMittal SA 5.50%	367,300	16,297

TOTAL MATERIALS		23,031

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc. 6.50%	24,500	3,313
UTILITIES - 6.6%
Electric Utilities - 4.7%
American Electric Power Co., Inc.:
6.125%	29,900	1,509
6.125%	135,200	6,740
NextEra Energy, Inc.:
4.872%	539,800	30,526
5.279%	359,800	17,537
6.219%	178,000	8,710
PG&E Corp.	161,200	20,023
Southern Co. 6.75%	137,000	6,823
		91,868
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	4,600	182
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.:
2.00% ZENS (d)	75,650	4,596
Series B, 7.00%	5,100	215
Dominion Energy, Inc. 7.25%	121,500	12,213
DTE Energy Co. 6.25%	127,800	6,152
Sempra Energy:
6.75%	43,100	4,457
Series A, 6.00% (d)	84,500	8,672
		36,305
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%	24,500	1,438

TOTAL UTILITIES		129,793

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $324,575)		378,953

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.09% (g)	1,526,854	1,527
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	4,499,091	4,500
TOTAL MONEY MARKET FUNDS
(Cost $6,027)		6,027
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,453,014)		1,974,073
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,076)
NET ASSETS - 100%		$1,964,997

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $525,375,000 or 26.7% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Non-income producing

 (e) Affiliated company

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$374
Fidelity Securities Lending Cash Central Fund	87
Total	$461

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DHT Holdings, Inc.	$14,521	$28,693	$--	$8,360	$--	$(9,334)	$47,660
Total	$14,521	$28,693	$--	$8,360	$--	$(9,334)	$47,660

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$74,780	$29,080	$45,700	$--
Consumer Discretionary	59,038	28,755	30,283	--
Consumer Staples	22,626	17,897	4,729	--
Energy	77,884	77,884	--	--
Financials	21,939	21,364	575	--
Health Care	76,680	6,496	70,093	91
Industrials	16,820	--	16,820	--
Information Technology	100,314	49,663	50,651	--
Materials	27,252	4,221	23,031	--
Real Estate	7,936	4,623	3,313	--
Utilities	133,177	3,384	129,793	--
Corporate Bonds	1,349,600	--	1,349,149	451
Money Market Funds	6,027	6,027	--	--
Total Investments in Securities:	$1,974,073	$249,394	$1,724,137	$542

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.3%
BBB	2.8%
BB	11.5%
B	3.8%
CCC,CC,C	0.6%
Not Rated	48.7%
Equities	31.5%
Short-Term Investments and Net Other Assets	(0.2)%
Total	100%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2020
Assets
Investment in securities, at value (including securities loaned of $4,182) — See accompanying schedule: Unaffiliated issuers (cost $1,392,505)	$1,920,386
Fidelity Central Funds (cost $6,027)	6,027
Other affiliated issuers (cost $54,482)	47,660
Total Investment in Securities (cost $1,453,014)		$1,974,073
Receivable for investments sold		5,844
Receivable for fund shares sold		2,520
Dividends receivable		2,698
Interest receivable		3,104
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		2
Other receivables		27
Total assets		1,988,272
Liabilities
Payable for investments purchased	$16,674
Payable for fund shares redeemed	1,079
Accrued management fee	690
Distribution and service plan fees payable	31
Other affiliated payables	249
Other payables and accrued expenses	52
Collateral on securities loaned	4,500
Total liabilities		23,275
Net Assets		$1,964,997
Net Assets consist of:
Paid in capital		$1,274,834
Total accumulated earnings (loss)		690,163
Net Assets		$1,964,997
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,339 ÷ 991.11 shares)(a)		$40.70
Maximum offering price per share (100/94.25 of $40.70)		$43.18
Class M:
Net Asset Value and redemption price per share ($9,323 ÷ 228.88 shares)(a)		$40.73
Maximum offering price per share (100/96.50 of $40.73)		$42.21
Class C:
Net Asset Value and offering price per share ($24,018 ÷ 594.19 shares)(a)		$40.42
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,790,883 ÷ 43,799.75 shares)		$40.89
Class I:
Net Asset Value, offering price and redemption price per share ($65,149 ÷ 1,596.06 shares)		$40.82
Class Z:
Net Asset Value, offering price and redemption price per share ($35,285 ÷ 864.61 shares)		$40.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2020
Investment Income
Dividends (including $8,360 earned from other affiliated issuers)		$31,568
Interest		16,890
Income from Fidelity Central Funds (including $87 from security lending)		461
Total income		48,919
Expenses
Management fee
Basic fee	$6,964
Performance adjustment	211
Transfer agent fees	2,198
Distribution and service plan fees	304
Accounting fees	501
Custodian fees and expenses	30
Independent trustees' fees and expenses	9
Registration fees	124
Audit	68
Legal	2
Miscellaneous	27
Total expenses before reductions	10,438
Expense reductions	(110)
Total expenses after reductions		10,328
Net investment income (loss)		38,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	191,171
Fidelity Central Funds	7
Foreign currency transactions	(12)
Total net realized gain (loss)		191,166
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	310,040
Affiliated issuers	(9,334)
Total change in net unrealized appreciation (depreciation)		300,706
Net gain (loss)		491,872
Net increase (decrease) in net assets resulting from operations		$530,463

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,591	$26,399
Net realized gain (loss)	191,166	36,205
Change in net unrealized appreciation (depreciation)	300,706	191,417
Net increase (decrease) in net assets resulting from operations	530,463	254,021
Distributions to shareholders	(63,309)	(95,182)
Share transactions - net increase (decrease)	(71,619)	57,532
Total increase (decrease) in net assets	395,535	216,371
Net Assets
Beginning of period	1,569,462	1,353,091
End of period	$1,964,997	$1,569,462

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.97	$28.07	$28.49	$26.85	$29.56
Income from Investment Operations
Net investment income (loss)A	.70	.43	.76B	.75	.81C
Net realized and unrealized gain (loss)	10.23	4.38	.25	2.02D	(.69)
Total from investment operations	10.93	4.81	1.01	2.77	.12
Distributions from net investment income	(.63)	(.40)	(.85)	(.71)	(.83)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(1.20)	(1.91)	(1.43)	(1.13)	(2.83)
Net asset value, end of period	$40.70	$30.97	$28.07	$28.49	$26.85
Total ReturnE,F	36.42%	18.75%	3.60%	10.57%D	.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%	.81%	.75%	.74%	.73%
Expenses net of fee waivers, if any	.92%	.80%	.75%	.74%	.73%
Expenses net of all reductions	.92%	.80%	.75%	.74%	.73%
Net investment income (loss)	2.11%	1.52%	2.66%B	2.71%	3.08%C
Supplemental Data
Net assets, end of period (in millions)	$40	$25	$19	$21	$29
Portfolio turnover rateI	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.98	$28.09	$28.47	$26.86	$29.56
Income from Investment Operations
Net investment income (loss)A	.61	.35	.68B	.68	.73C
Net realized and unrealized gain (loss)	10.26	4.36	.25	2.01D	(.68)
Total from investment operations	10.87	4.71	.93	2.69	.05
Distributions from net investment income	(.55)	(.32)	(.73)	(.66)	(.75)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(1.12)	(1.82)E	(1.31)	(1.08)	(2.75)
Net asset value, end of period	$40.73	$30.98	$28.09	$28.47	$26.86
Total ReturnF,G	36.10%	18.34%	3.31%	10.26%D	.53%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.19%	1.09%	1.04%	1.01%	1.04%
Expenses net of fee waivers, if any	1.19%	1.09%	1.04%	1.01%	1.04%
Expenses net of all reductions	1.19%	1.08%	1.03%	1.01%	1.04%
Net investment income (loss)	1.84%	1.24%	2.38%B	2.44%	2.77%C
Supplemental Data
Net assets, end of period (in millions)	$9	$6	$6	$14	$7
Portfolio turnover rateJ	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.71%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.40%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%.

 E Total distributions per share do not sum due to rounding.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.76	$27.89	$28.31	$26.68	$29.37
Income from Investment Operations
Net investment income (loss)A	.44	.22	.54B	.54	.60C
Net realized and unrealized gain (loss)	10.19	4.34	.25	2.01D	(.67)
Total from investment operations	10.63	4.56	.79	2.55	(.07)
Distributions from net investment income	(.40)	(.18)	(.63)	(.50)	(.62)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(.97)	(1.69)	(1.21)	(.92)	(2.62)
Net asset value, end of period	$40.42	$30.76	$27.89	$28.31	$26.68
Total ReturnE,F	35.42%	17.82%	2.82%	9.75%D	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.69%	1.55%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.69%	1.55%	1.50%	1.49%	1.49%
Expenses net of all reductions	1.68%	1.55%	1.49%	1.49%	1.49%
Net investment income (loss)	1.35%	.77%	1.92%B	1.96%	2.32%C
Supplemental Data
Net assets, end of period (in millions)	$24	$17	$17	$19	$24
Portfolio turnover rateI	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.95%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.09	$28.18	$28.59	$26.95	$29.66
Income from Investment Operations
Net investment income (loss)A	.80	.52	.85B	.83	.88C
Net realized and unrealized gain (loss)	10.29	4.38	.25	2.02D	(.68)
Total from investment operations	11.09	4.90	1.10	2.85	.20
Distributions from net investment income	(.72)	(.48)	(.93)	(.80)	(.92)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(1.29)	(1.99)	(1.51)	(1.21)E	(2.91)E
Net asset value, end of period	$40.89	$31.09	$28.18	$28.59	$26.95
Total ReturnF	36.88%	19.04%	3.93%	10.88%D	1.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%	.51%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.63%	.51%	.46%	.45%	.45%
Expenses net of all reductions	.62%	.51%	.45%	.45%	.45%
Net investment income (loss)	2.41%	1.81%	2.96%B	3.00%	3.36%C
Supplemental Data
Net assets, end of period (in millions)	$1,791	$1,429	$1,278	$1,432	$1,490
Portfolio turnover rateI	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%.

 E Total distributions per share do not sum due to rounding.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.04	$28.13	$28.55	$26.91	$29.62
Income from Investment Operations
Net investment income (loss)A	.79	.52	.84B	.83	.88C
Net realized and unrealized gain (loss)	10.27	4.38	.24	2.02D	(.68)
Total from investment operations	11.06	4.90	1.08	2.85	.20
Distributions from net investment income	(.71)	(.48)	(.92)	(.79)	(.91)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(1.28)	(1.99)	(1.50)	(1.21)	(2.91)
Net asset value, end of period	$40.82	$31.04	$28.13	$28.55	$26.91
Total ReturnE	36.84%	19.07%	3.87%	10.87%D	1.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%	.52%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.65%	.52%	.47%	.47%	.47%
Expenses net of all reductions	.64%	.52%	.47%	.47%	.47%
Net investment income (loss)	2.39%	1.80%	2.94%B	2.98%	3.35%C
Supplemental Data
Net assets, end of period (in millions)	$65	$61	$32	$41	$68
Portfolio turnover rateH	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.98%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class Z

Years ended November 30,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$31.03	$28.14	$29.30
Income from Investment Operations
Net investment income (loss)B	.83	.56	.10
Net realized and unrealized gain (loss)	10.27	4.35	(.90)
Total from investment operations	11.10	4.91	(.80)
Distributions from net investment income	(.75)	(.51)	(.36)
Distributions from net realized gain	(.57)	(1.51)	–
Total distributions	(1.32)	(2.02)	(.36)
Net asset value, end of period	$40.81	$31.03	$28.14
Total ReturnC,D	37.01%	19.15%	(2.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%	.41%	.37%G
Expenses net of fee waivers, if any	.53%	.41%	.37%G
Expenses net of all reductions	.53%	.41%	.36%G
Net investment income (loss)	2.50%	1.91%	2.35%G
Supplemental Data
Net assets, end of period (in millions)	$35	$32	$1
Portfolio turnover rateH	147%	151%	176%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$526,495
Gross unrealized depreciation	(14,615)
Net unrealized appreciation (depreciation)	$511,880
Tax Cost	$1,462,193

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$67,058
Undistributed long-term capital gain	$111,510
Net unrealized appreciation (depreciation) on securities and other investments	$511,880

The tax character of distributions paid was as follows:

	November 30, 2020	November 30, 2019
Ordinary Income	$38,919	$ 40,261
Long-term Capital Gains	24,390	54,921
Total	$63,309	$ 95,182

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	2,322,492	2,369,748

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$73	$2
Class M	.25%	.25%	35	–
Class C	.75%	.25%	196	18
			$304	$20

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21
Class M	3
Class C(a)	1
$25

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$54.18
Class M	14.20
Class C	38.20
Convertible Securities	1,985.13
Class I	95.16
Class Z	12.04
	$2,198

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Convertible Securities Fund	$26

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Convertible Securities Fund	$4

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Convertible Securities Fund	$9	$2	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $90 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $7 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$1,026	$1,285
Class M	229	390
Class C	536	1,005
Convertible Securities	57,838	89,863
Class I	2,439	2,395
Class Z	1,241	244
Total	$63,309	$95,182

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2020	Year ended November 30, 2019	Year ended November 30, 2020	Year ended November 30, 2019
Class A
Shares sold	347	283	$11,536	$8,137
Reinvestment of distributions	31	49	981	1,226
Shares redeemed	(195)	(194)	(6,296)	(5,497)
Net increase (decrease)	183	138	$6,221	$3,866
Class M
Shares sold	56	21	$1,857	$582
Reinvestment of distributions	7	15	227	384
Shares redeemed	(40)	(44)	(1,280)	(1,222)
Net increase (decrease)	23	(8)	$804	$(256)
Class C
Shares sold	212	97	$6,944	$2,732
Reinvestment of distributions	16	38	508	944
Shares redeemed	(174)	(198)	(5,621)	(5,512)
Net increase (decrease)	54	(63)	$1,831	$(1,836)
Convertible Securities
Shares sold	6,045	5,781	$195,871	$163,102
Reinvestment of distributions	1,572	3,077	50,341	78,217
Shares redeemed	(9,778)	(8,260)	(312,821)	(237,584)
Net increase (decrease)	(2,161)	598	$(66,609)	$3,735
Class I
Shares sold	1,234	1,803	$39,411	$51,954
Reinvestment of distributions	70	91	2,256	2,322
Shares redeemed	(1,658)	(1,081)	(52,233)	(31,168)
Net increase (decrease)	(354)	813	$(10,566)	$23,108
Class Z
Shares sold	582	1,047	$19,146	$30,771
Reinvestment of distributions	36	8	1,158	219
Shares redeemed	(785)	(71)	(23,604)	(2,075)
Net increase (decrease)	(167)	984	$(3,300)	$28,915

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Convertible Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Convertible Securities Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2021

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 305 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Convertible Securities Fund
Class A	.93%
Actual		$1,000.00	$1,291.60	$5.33
Hypothetical-C		$1,000.00	$1,020.35	$4.70
Class M	1.20%
Actual		$1,000.00	$1,289.80	$6.87
Hypothetical-C		$1,000.00	$1,019.00	$6.06
Class C	1.69%
Actual		$1,000.00	$1,286.70	$9.66
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Convertible Securities	.63%
Actual		$1,000.00	$1,293.90	$3.61
Hypothetical-C		$1,000.00	$1,021.85	$3.18
Class I	.65%
Actual		$1,000.00	$1,293.70	$3.73
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z	.54%
Actual		$1,000.00	$1,294.40	$3.10
Hypothetical-C		$1,000.00	$1,022.30	$2.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Convertible Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Convertible Securities Fund
Class A	12/30/20	12/29/20	$0.577	$3.138
Class M	12/30/20	12/29/20	$0.548	$3.138
Class C	12/30/20	12/29/20	$0.494	$3.138
Convertible Securities	12/30/20	12/29/20	$0.608	$3.138
Class I	12/30/20	12/29/20	$0.602	$3.138
Class Z	12/30/20	12/29/20	$0.618	$3.138

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2020, $111,516,971, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,506,832 of distributions paid during the period January 1, 2020 to November 30, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 10%, 59%, 54%, and 54%; Class M designates 11%, 74%, 61%, and 60%; Class C designates 13%, 100%, 82%, and 78%; Convertible Securities designates 9%, 49%, 49%, and 49%; Class I designates 9%, 52%, 48%, and 49%; and Class Z designates 9%, 46%, 47%, and 47%; of the dividends distributed in December 2019, April 2020, July 2020, and October 2020, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 11%, 100%, 98%, and 97%; Class M designates 13%, 100%, 100%, and 100%; Class C designates 15%, 100%, 100%, and 100%; Convertible Securities designates 11%, 87%, 87%, and 87%; Class I designates 10%, 93%, 87%, and 88%; and Class Z designates 10%, 83%, 84%, and 85%; of the dividends distributed in December 2019, April 2020, July 2020, and October 2020, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 1%, 0%, 2%, and 2%; Class M designates 1%, 0%, 0%, and 0%; Class C designates 1%, 0%, 0%, and 0%; Convertible Securities designates 1%, 2%, 2%, and 2%; Class I designates 1%, 2%, 2%, and 2%; and Class Z designates 1%, 2%, 2%, and 2%; of the dividends distributed in December 2019, April 2020, July 2020, and October 2020, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	5,461,721,297.052	92.309
Withheld	455,079,082.626	7.691
TOTAL	5,916,800,379.678	100.000
Donald F. Donahue
Affirmative	5,462,265,876.052	92.318
Withheld	454,534,503.626	7.682
TOTAL	5,916,800,379.678	100.000
Bettina Doulton
Affirmative	5,467,748,446.673	92.411
Withheld	449,051,933.005	7.589
TOTAL	5,916,800,379.678	100.000
Vicki L. Fuller
Affirmative	5,499,183,624.435	92.942
Withheld	417,616,755.243	7.058
TOTAL	5,916,800,379.678	100.00
Patricia L. Kampling
Affirmative	5,454,818,211.998	92.192
Withheld	461,982,167.680	7.808
TOTAL	5,916,800,379.678	100.000
Alan J. Lacy
Affirmative	5,424,711,025.435	91.683
Withheld	492,089,354.243	8.317
TOTAL	5,916,800,379.678	100.000
Ned C. Lautenbach
Affirmative	5,421,052,451.283	91.621
Withheld	495,747,928.395	8.379
TOTAL	5,916,800,379.678	100.000
Robert A. Lawrence
Affirmative	5,431,197,461.723	91.793
Withheld	485,602,917.955	8.207
TOTAL	5,916,800,379.678	100.000
Joseph Mauriello
Affirmative	5,416,731,329.280	91.548
Withheld	500,069,050.398	8.452
TOTAL	5,916,800,379.678	100.000
Cornelia M. Small
Affirmative	5,429,962,996.961	91.772
Withheld	486,837,382.717	8.228
TOTAL	5,916,800,379.678	100.000
Garnett A. Smith
Affirmative	5,416,275,471.636	91.541
Withheld	500,524,908.042	8.459
TOTAL	5,916,800,379.678	100.000
David M. Thomas
Affirmative	5,439,984,159.284	91.941
Withheld	476,816,220.393	8.059
TOTAL	5,916,800,379.678	100.000
Susan Tomasky
Affirmative	5,451,110,692.583	92.129
Withheld	465,689,687.095	7.871
TOTAL	5,916,800,379.678	100.000
Michael E. Wiley
Affirmative	5,426,567,139.987	91.715
Withheld	490,233,239.691	8.285
TOTAL	5,916,800,379.678	100.000

PROPOSAL 5

A shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	193,843,534.726	28.023
Against	363,549,651.580	52.556
Abstain	48,684,429.583	7.038
Broker Non-Vote	85,664,651.764	12.384
TOTAL	691,742,267.653	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

CVS-ANN-0121
1.539184.123

Fidelity® Equity Dividend Income Fund

Annual Report

November 30, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity Dividend Income Fund	0.76%	7.91%	9.76%
Class K	0.84%	8.01%	9.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity Dividend Income Fund, a class of the fund, on November 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$25,374	Fidelity® Equity Dividend Income Fund
$27,779	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.46% for the year ending November 30, 2020, a volatile period marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend beginning March 24. Other supporting factors included resilient corporate earnings, near-term potential for a COVID-19 vaccine breakthrough and traction on a broader economic reopening. The rally lasted until September 2, when the S&P 500 began a two-month retreat. The loss of momentum reflected Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery was stalling and a new wave of COVID-19 cases. November was a much different story, as investors reacted favorably to election results and encouraging updates on the efficacy of two COVID-19 vaccine candidates. The index rose 11%, one of its biggest monthly gains ever. By sector for the full year, information technology (+42%) and consumer discretionary (+34%) led, driven by a handful of large growth stocks. In contrast, energy shares (-33%) struggled along with global oil demand and pricing.

Comments from Portfolio Manager John Sheehy:  For the fiscal year ending November 30, 2020, the fund's share classes gained about 1%, underperforming the 1.60% advance of the benchmark Russell 3000® Value Index. Versus the benchmark, security selection was the primary detractor, especially within the financials sector, banks in particular. An overweighting in energy also hurt. Further weighing on performance were picks among industrials stocks, namely in the capital goods industry. Moreover, the fund’s foreign holdings detracted, despite the tailwind of a broadly weaker U.S. dollar. The biggest individual relative detractor was an overweight position in Wells Fargo (-48%), one of the fund's largest holdings. Our second-biggest relative detractor this period was a non-benchmark stake in BP, which returned roughly -43%. Also hurting performance was our outsized stake in Cinemark Holdings, which returned -49%. We decreased our stake in Cinemark the past year. In contrast, the top contributor to performance versus the benchmark was an overweighting in health care, followed by stock selection in energy. The fund's top individual relative contributor was an overweighting in AbbVie, which gained 27% the past 12 months. The company was among the fund's biggest holdings on November 30. The fund's non-benchmark stake in UnitedHealth Group added value as well, gaining about 23%. Another key contributor was our out-of-benchmark position in Kroger. We decreased our stake the past 12 months. Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2020

% of fund's net assets
Bristol-Myers Squibb Co.	3.1
Verizon Communications, Inc.	3.0
Wells Fargo & Co.	2.8
Amdocs Ltd.	2.3
The Travelers Companies, Inc.	2.2
AbbVie, Inc.	2.1
Duke Energy Corp.	1.8
Johnson & Johnson	1.8
Capgemini SA	1.6
Philip Morris International, Inc.	1.6
22.3

Top Five Market Sectors as of November 30, 2020

% of fund's net assets
Health Care	18.7
Financials	16.3
Information Technology	12.0
Industrials	10.9
Consumer Staples	10.5

Asset Allocation (% of fund's net assets)

As of November 30, 2020 *
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 15.7%

Schedule of Investments November 30, 2020

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	2,517,100	$152,058
Entertainment - 1.5%
Cinemark Holdings, Inc. (a)	326,100	5,038
The Walt Disney Co.	501,000	74,153
		79,191
Media - 3.3%
Comcast Corp. Class A	1,384,800	69,572
Interpublic Group of Companies, Inc.	2,458,100	54,766
Omnicom Group, Inc.	715,700	45,089
		169,427

TOTAL COMMUNICATION SERVICES		400,676

CONSUMER DISCRETIONARY - 3.2%
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	1,132,100	57,092
Multiline Retail - 0.4%
Nordstrom, Inc. (a)	785,900	20,371
Specialty Retail - 0.9%
Lowe's Companies, Inc.	281,000	43,785
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	171,900	13,664
Tapestry, Inc.	1,003,000	28,405
		42,069

TOTAL CONSUMER DISCRETIONARY		163,317

CONSUMER STAPLES - 10.5%
Beverages - 2.8%
Coca-Cola European Partners PLC	840,400	37,549
Keurig Dr. Pepper, Inc.	1,518,800	46,247
The Coca-Cola Co.	1,124,000	57,998
		141,794
Food & Staples Retailing - 0.8%
Kroger Co.	1,151,000	37,983
Food Products - 0.5%
The J.M. Smucker Co.	223,600	26,206
Household Products - 1.2%
Kimberly-Clark Corp.	231,700	32,278
Reynolds Consumer Products, Inc.	1,012,500	30,719
		62,997
Personal Products - 1.3%
Unilever PLC sponsored ADR	1,103,100	67,355
Tobacco - 3.9%
Altria Group, Inc.	1,638,200	65,250
British American Tobacco PLC sponsored ADR	830,000	29,307
Imperial Brands PLC	1,163,137	20,997
Philip Morris International, Inc.	1,082,600	82,007
		197,561

TOTAL CONSUMER STAPLES		533,896

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
BP PLC sponsored ADR	2,128,700	41,637
ConocoPhillips Co.	1,178,000	46,602
Enterprise Products Partners LP	1,432,300	27,787
Exxon Mobil Corp.	1,862,600	71,021
HollyFrontier Corp.	580,200	13,571
Suncor Energy, Inc.	1,352,500	21,630
Valero Energy Corp.	371,000	19,949
Viper Energy Partners LP	546,000	6,115
		248,312
FINANCIALS - 16.3%
Banks - 5.7%
Bank OZK	720,000	20,131
Citigroup, Inc.	466,900	25,712
East West Bancorp, Inc.	389,400	16,635
Huntington Bancshares, Inc.	3,026,000	36,554
M&T Bank Corp.	435,900	50,778
Wells Fargo & Co.	5,094,608	139,338
		289,148
Capital Markets - 2.6%
Bank of New York Mellon Corp.	716,400	28,026
Goldman Sachs Group, Inc.	222,500	51,304
State Street Corp.	776,000	54,692
		134,022
Consumer Finance - 0.9%
Capital One Financial Corp.	290,700	24,896
Synchrony Financial	674,800	20,561
		45,457
Insurance - 7.1%
Assurant, Inc.	330,500	42,674
AXA SA	1,313,600	30,711
Chubb Ltd.	452,779	66,934
Fairfax Financial Holdings Ltd. (sub. vtg.)	71,700	24,590
First American Financial Corp.	665,800	32,251
Hartford Financial Services Group, Inc.	416,300	18,400
Old Republic International Corp.	2,124,700	38,075
The Travelers Companies, Inc.	858,900	111,356
		364,991

TOTAL FINANCIALS		833,618

HEALTH CARE - 18.7%
Biotechnology - 3.1%
AbbVie, Inc.	1,042,400	109,014
Amgen, Inc.	228,900	50,825
		159,839
Health Care Providers & Services - 5.6%
Anthem, Inc.	198,200	61,743
Cigna Corp.	314,400	65,754
CVS Health Corp.	787,226	53,366
Humana, Inc.	45,500	18,224
McKesson Corp.	215,800	38,825
UnitedHealth Group, Inc.	136,300	45,843
		283,755
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	2,553,700	159,352
GlaxoSmithKline PLC	1,475,000	26,771
Johnson & Johnson	615,266	89,017
Merck & Co., Inc.	943,100	75,816
Roche Holding AG (participation certificate)	205,767	67,584
Royalty Pharma PLC	338,300	14,412
Sanofi SA sponsored ADR	1,525,900	76,600
		509,552

TOTAL HEALTH CARE		953,146

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.9%
General Dynamics Corp.	427,700	63,877
Harris Corp.	135,600	26,034
Northrop Grumman Corp.	91,200	27,566
Raytheon Technologies Corp.	442,130	31,710
		149,187
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	41,300	4,920
Electrical Equipment - 1.5%
Hubbell, Inc. Class B	293,300	47,394
Regal Beloit Corp.	244,200	29,070
		76,464
Industrial Conglomerates - 1.8%
3M Co.	310,100	53,564
General Electric Co.	3,949,397	40,205
		93,769
Machinery - 3.0%
Allison Transmission Holdings, Inc.	1,368,700	56,185
ITT, Inc.	358,600	26,045
Otis Worldwide Corp.	729,765	48,850
Stanley Black & Decker, Inc.	114,500	21,103
		152,183
Professional Services - 1.0%
Intertrust NV (b)	1,708,800	29,323
Manpower, Inc.	254,900	22,087
		51,410
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (c)	497,600	27,756

TOTAL INDUSTRIALS		555,689

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,885,300	81,106
IT Services - 7.8%
Amdocs Ltd.	1,799,500	118,425
CACI International, Inc. Class A (c)	43,300	10,275
Capgemini SA	596,900	83,044
Cognizant Technology Solutions Corp. Class A	276,900	21,634
Fidelity National Information Services, Inc.	268,200	39,804
Fiserv, Inc. (c)	296,400	34,139
Genpact Ltd.	343,100	13,947
IBM Corp.	432,100	53,373
Maximus, Inc.	173,900	12,488
Science Applications International Corp.	123,000	11,382
		398,511
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.	32,800	13,172
Software - 1.8%
Nortonlifelock, Inc.	678,100	12,362
Open Text Corp.	474,400	20,942
Oracle Corp.	433,000	24,993
SS&C Technologies Holdings, Inc.	459,600	31,662
		89,959
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	499,300	30,043

TOTAL INFORMATION TECHNOLOGY		612,791

MATERIALS - 2.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	743,100	27,718
DuPont de Nemours, Inc.	796,699	50,543
		78,261
Containers & Packaging - 0.6%
WestRock Co.	790,031	33,347
Metals & Mining - 0.4%
Newmont Corp.	309,200	18,187

TOTAL MATERIALS		129,795

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Corporate Office Properties Trust (SBI)	1,227,400	32,686
Douglas Emmett, Inc.	626,700	19,409
Highwoods Properties, Inc. (SBI)	1,015,400	38,890
Ryman Hospitality Properties, Inc.	226,300	14,526
		105,511
UTILITIES - 8.2%
Electric Utilities - 6.2%
Duke Energy Corp.	980,500	90,853
Edison International	898,194	55,113
Entergy Corp.	207,400	22,575
Exelon Corp.	1,243,700	51,079
FirstEnergy Corp.	612,600	16,271
Pinnacle West Capital Corp.	394,700	32,306
Southern Co.	768,700	46,007
		314,204
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,049,900	19,612
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	3,059,800	70,957
Dominion Energy, Inc.	163,600	12,841
		83,798

TOTAL UTILITIES		417,614

TOTAL COMMON STOCKS
(Cost $4,528,647)		4,954,365

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.09% (d)	136,134,124	136,161
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	23,066,362	23,069
TOTAL MONEY MARKET FUNDS
(Cost $159,230)		159,230
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $4,687,877)		5,113,595
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,055)
NET ASSETS - 100%		$5,105,540

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,323,000 or 0.6% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$867
Fidelity Securities Lending Cash Central Fund	339
Total	$1,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$400,676	$400,676	$--	$--
Consumer Discretionary	163,317	163,317	--	--
Consumer Staples	533,896	512,899	20,997	--
Energy	248,312	248,312	--	--
Financials	833,618	802,907	30,711	--
Health Care	953,146	858,791	94,355	--
Industrials	555,689	526,366	29,323	--
Information Technology	612,791	529,747	83,044	--
Materials	129,795	129,795	--	--
Real Estate	105,511	105,511	--	--
Utilities	417,614	417,614	--	--
Money Market Funds	159,230	159,230	--	--
Total Investments in Securities:	$5,113,595	$4,855,165	$258,430	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.3%
United Kingdom	4.3%
France	3.7%
Switzerland	2.6%
Bailiwick of Guernsey	2.3%
Canada	1.3%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2020
Assets
Investment in securities, at value (including securities loaned of $21,630) — See accompanying schedule: Unaffiliated issuers (cost $4,528,647)	$4,954,365
Fidelity Central Funds (cost $159,230)	159,230
Total Investment in Securities (cost $4,687,877)		$5,113,595
Cash		152
Receivable for investments sold		8,158
Receivable for fund shares sold		3,077
Dividends receivable		17,264
Distributions receivable from Fidelity Central Funds		31
Prepaid expenses		7
Other receivables		92
Total assets		5,142,376
Liabilities
Payable for investments purchased	$7,891
Payable for fund shares redeemed	3,435
Accrued management fee	1,779
Other affiliated payables	588
Other payables and accrued expenses	74
Collateral on securities loaned	23,069
Total liabilities		36,836
Net Assets		$5,105,540
Net Assets consist of:
Paid in capital		$4,653,285
Total accumulated earnings (loss)		452,255
Net Assets		$5,105,540
Net Asset Value and Maximum Offering Price
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,409,466 ÷ 178,695 shares)		$24.68
Class K:
Net Asset Value, offering price and redemption price per share ($696,074 ÷ 28,215 shares)		$24.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2020
Investment Income
Dividends		$153,074
Income from Fidelity Central Funds (including $339 from security lending)		1,206
Total income		154,280
Expenses
Management fee	$20,135
Transfer agent fees	6,055
Accounting fees	1,067
Custodian fees and expenses	87
Independent trustees' fees and expenses	26
Registration fees	97
Audit	68
Legal	6
Miscellaneous	73
Total expenses before reductions	27,614
Expense reductions	(373)
Total expenses after reductions		27,241
Net investment income (loss)		127,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,929
Fidelity Central Funds	3
Foreign currency transactions	(37)
Total net realized gain (loss)		10,895
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(134,381)
Assets and liabilities in foreign currencies	111
Total change in net unrealized appreciation (depreciation)		(134,270)
Net gain (loss)		(123,375)
Net increase (decrease) in net assets resulting from operations		$3,664

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2020	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,039	$130,278
Net realized gain (loss)	10,895	320,585
Change in net unrealized appreciation (depreciation)	(134,270)	107,353
Net increase (decrease) in net assets resulting from operations	3,664	558,216
Distributions to shareholders	(419,333)	(583,658)
Share transactions - net increase (decrease)	272,486	171,981
Total increase (decrease) in net assets	(143,183)	146,539
Net Assets
Beginning of period	5,248,723	5,102,184
End of period	$5,105,540	$5,248,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.64	$27.18	$29.62	$27.50	$26.01
Income from Investment Operations
Net investment income (loss)A	.62	.65	.66	.65	.57
Net realized and unrealized gain (loss)	(.46)	1.92	(.27)	3.20	2.26
Total from investment operations	.16	2.57	.39	3.85	2.83
Distributions from net investment income	(.63)	(.62)	(.66)	(.63)	(.51)
Distributions from net realized gain	(1.50)	(2.49)	(2.18)	(1.10)	(.83)
Total distributions	(2.12)B	(3.11)	(2.83)B	(1.73)	(1.34)
Net asset value, end of period	$24.68	$26.64	$27.18	$29.62	$27.50
Total ReturnC	.76%	12.07%	1.28%	14.61%	11.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.60%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.60%	.60%	.61%	.62%	.63%
Expenses net of all reductions	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	2.72%	2.65%	2.39%	2.35%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$4,409	$4,949	$4,882	$5,351	$5,296
Portfolio turnover rateF	71%	52%	56%	52%	55%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

Years ended November 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.64	$27.18	$29.62	$27.50	$26.01
Income from Investment Operations
Net investment income (loss)A	.63	.68	.69	.68	.59
Net realized and unrealized gain (loss)	(.45)	1.91	(.27)	3.20	2.27
Total from investment operations	.18	2.59	.42	3.88	2.86
Distributions from net investment income	(.65)	(.64)	(.69)	(.66)	(.54)
Distributions from net realized gain	(1.50)	(2.49)	(2.18)	(1.10)	(.83)
Total distributions	(2.15)	(3.13)	(2.86)B	(1.76)	(1.37)
Net asset value, end of period	$24.67	$26.64	$27.18	$29.62	$27.50
Total ReturnC	.84%	12.18%	1.39%	14.73%	11.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%	.51%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.50%	.51%	.50%	.51%	.52%
Net investment income (loss)	2.81%	2.74%	2.49%	2.45%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$696	$300	$220	$235	$298
Portfolio turnover rateF	71%	52%	56%	52%	55%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs)futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$732,119
Gross unrealized depreciation	(307,065)
Net unrealized appreciation (depreciation)	$425,054
Tax Cost	$4,688,541

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$38,311
Net unrealized appreciation (depreciation) on securities and other investments	$413,943

The tax character of distributions paid was as follows:

	November 30, 2020	November 30, 2019
Ordinary Income	$125,913	$ 124,868
Long-term Capital Gains	293,420	458,790
Total	$419,333	$ 583,658

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	3,270,765	3,220,829

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Equity Dividend Income	$5,876.14
Class K	179.04
	$6,055

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$91

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $16.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Equity Dividend Income Fund	$11

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity Dividend Income Fund	$20	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $350 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2020	Year ended November 30, 2019
Distributions to shareholders
Equity Dividend Income	$392,089	$558,636
Class K	27,244	25,022
Total	$419,333	$583,658

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2020	Year ended November 30, 2019	Year ended November 30, 2020	Year ended November 30, 2019
Equity Dividend Income
Shares sold	8,238	7,139	$189,816	$176,457
Reinvestment of distributions	14,960	23,757	367,865	523,845
Shares redeemed	(30,241)	(24,795)	(673,236)	(609,879)
Net increase (decrease)	(7,043)	6,101	$(115,555)	$90,423
Class K
Shares sold	20,905	4,678	$475,740	$120,880
Reinvestment of distributions	1,134	1,136	27,244	25,022
Shares redeemed	(5,084)	(2,667)	(114,943)	(64,344)
Net increase (decrease)	16,955	3,147	$388,041	$81,558

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Equity Dividend Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Dividend Income Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 12, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 305 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Equity Dividend Income Fund
Equity Dividend Income	.60%
Actual		$1,000.00	$1,152.70	$3.23
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class K	.51%
Actual		$1,000.00	$1,153.30	$2.75
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Equity Dividend Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Equity Dividend Income Fund
Fidelity Equity Dividend Income Fund	12/30/20	12/29/20	$0.219	$0.013
Class K	12/30/20	12/29/20	$0.225	$0.013

A total of 0.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Equity Dividend Income Fund designates 67%, 100%, 100%, and 100%; and Class K designates 65%, 100%, 100%, and 100%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Equity Dividend Income Fund and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	5,461,721,297.052	92.309
Withheld	455,079,082.626	7.691
TOTAL	5,916,800,379.678	100.000
Donald F. Donahue
Affirmative	5,462,265,876.052	92.318
Withheld	454,534,503.626	7.682
TOTAL	5,916,800,379.678	100.000
Bettina Doulton
Affirmative	5,467,748,446.673	92.411
Withheld	449,051,933.005	7.589
TOTAL	5,916,800,379.678	100.000
Vicki L. Fuller
Affirmative	5,499,183,624.435	92.942
Withheld	417,616,755.243	7.058
TOTAL	5,916,800,379.678	100.00
Patricia L. Kampling
Affirmative	5,454,818,211.998	92.192
Withheld	461,982,167.680	7.808
TOTAL	5,916,800,379.678	100.000
Alan J. Lacy
Affirmative	5,424,711,025.435	91.683
Withheld	492,089,354.243	8.317
TOTAL	5,916,800,379.678	100.000
Ned C. Lautenbach
Affirmative	5,421,052,451.283	91.621
Withheld	495,747,928.395	8.379
TOTAL	5,916,800,379.678	100.000
Robert A. Lawrence
Affirmative	5,431,197,461.723	91.793
Withheld	485,602,917.955	8.207
TOTAL	5,916,800,379.678	100.000
Joseph Mauriello
Affirmative	5,416,731,329.280	91.548
Withheld	500,069,050.398	8.452
TOTAL	5,916,800,379.678	100.000
Cornelia M. Small
Affirmative	5,429,962,996.961	91.772
Withheld	486,837,382.717	8.228
TOTAL	5,916,800,379.678	100.000
Garnett A. Smith
Affirmative	5,416,275,471.636	91.541
Withheld	500,524,908.042	8.459
TOTAL	5,916,800,379.678	100.000
David M. Thomas
Affirmative	5,439,984,159.284	91.941
Withheld	476,816,220.393	8.059
TOTAL	5,916,800,379.678	100.000
Susan Tomasky
Affirmative	5,451,110,692.583	92.129
Withheld	465,689,687.095	7.871
TOTAL	5,916,800,379.678	100.000
Michael E. Wiley
Affirmative	5,426,567,139.987	91.715
Withheld	490,233,239.691	8.285
TOTAL	5,916,800,379.678	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	1,764,135,821.660	71.792
Against	356,416,776.714	14.504
Abstain	251,138,906.429	10.220
Broker Non-Vote	85,610,933.600	3.484
TOTAL	2,457,302,438.403	100.000

PROPOSAL 5

A shareholder proposal to institute procedures to avoid holding investments in companies that contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	756,549,264.071	30.788
Against	1,416,388,530.312	57.640
Abstain	198,070,667.271	8.060
Broker Non-Vote	86,293,976.750	3.512
TOTAL	2,457,302,438.403	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

EII-ANN-0121
1.539196.123

Item 2.

Code of Ethics

As of the end of the period, November 30, 2020, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Convertible Securities Fund, Fidelity Equity Dividend Income Fund, and Fidelity Independence Fund (the “Funds”):

Services Billed by PwC

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$47,700	$4,700	$12,400	$1,900
Fidelity Equity Dividend Income Fund	$46,900	$4,600	$11,800	$1,800
Fidelity Independence Fund	$48,900	$4,500	$8,900	$1,800

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$65,000	$4,700	$3,500	$2,100
Fidelity Equity Dividend Income Fund	$56,000	$4,600	$6,200	$2,000
Fidelity Independence Fund	$55,000	$4,400	$3,500	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2020A	November 30, 2019A
Audit-Related Fees	$9,377,400	$7,890,000
Tax Fees	$30,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2020A	November 30, 2019A
PwC	$14,534,700	$12,575,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2021